Statement of changes in equity - ZAR (R) R in Millions	Shareholders' equity Adjustment on initial application of IFRS 16, net of tax IFRS 16	Shareholders' equity Revised balance at beginning of year	Shareholders' equity	Share capital Revised balance at beginning of year	Share capital	Share-based payment reserve Revised balance at beginning of year	Share-based payment reserve	Investment fair value reserve Revised balance at beginning of year	Investment fair value reserve	Foreign currency translation reserve Revised balance at beginning of year	Foreign currency translation reserve	Cash flow hedge accounting reserve	Remeasurements on post-retirement benefit obligations Revised balance at beginning of year	Remeasurements on post-retirement benefit obligations	Retained earnings Adjustment on initial application of IFRS 16, net of tax IFRS 16	Retained earnings Revised balance at beginning of year	Retained earnings	Non-controlling interests Revised balance at beginning of year	Non-controlling interests	Adjustment on initial application of IFRS 16, net of tax IFRS 16	Revised balance at beginning of year	Total
Balance at beginning of year at Jun. 30, 2019	R (290)	R 216,934	R 217,224	R 9,888	R 9,888	R 410	R 410	R 132	R 132	R 29,978	R 29,978		R (2,204)	R (2,204)	R (290)	R 178,730	R 179,020	R 5,885	R 5,885	R (290)	R 222,819	R 223,109
Movement in share-based payment reserve			1,938				1,938															1,938
Share-based payment expense			878				878															878
Sasol Khanyisa transaction			1,068				1,068															1,068
Deferred tax			(8)				(8)															(8)
Long-term incentives vested and settled							(614)										614
Total comprehensive (loss)/income for the year			(67,865)						(83)		25,871	R (1,771)		(128)			(91,754)		(134)			(67,999)
Profit/(loss)			(91,754)														(91,754)		(163)			(91,917)
other comprehensive income/(loss) for the year			23,889						(83)		25,871	(1,771)		(128)					29			23,918
Dividends paid			(31)														(31)		(810)			(841)
Balance at end of year at Jun. 30, 2020			150,976		9,888		1,734		49		55,849	(1,771)		(2,332)			87,559		4,941			155,917
Liquidation of businesses			148														148					148
Taxation impact on disposal of investment			44														44					44
Movement in share-based payment reserve			1,945				1,945															1,945
Share-based payment expense			1,927				1,927															1,927
Deferred tax			18				18															18
Long-term incentives vested and settled							(890)										890
Sasol Khanyisa Tier 1 transaction vested and settled							(1,889)										1,889
Total comprehensive (loss)/income for the year			(6,578)						(10)		(17,097)	864		633			9,032		1,487			(5,091)
Profit/(loss)			9,032														9,032		1,500			10,532
other comprehensive income/(loss) for the year			(15,610)						(10)		(17,097)	864		633					(13)			(15,623)
Dividends paid			(46)														(46)		(446)			(492)
Balance at end of year at Jun. 30, 2021			146,489		9,888		900		39		38,752	(907)		(1,699)			99,516		5,982			152,471
Disposal of businesses			452											456			(4)		(3,141)			(2,689)
Other movements			(72)														(72)		(119)			(191)
Movement in share-based payment reserve			1,318				1,318															1,318
Share-based payment expense			1,164				1,164															1,164
Deferred tax			154				154															154
Long-term incentives vested and settled							(904)										904
Total comprehensive (loss)/income for the year			40,485						(35)		(999)	907		1,656			38,956		2,711			43,196
Profit/(loss)			38,956														38,956		2,716			41,672
other comprehensive income/(loss) for the year			1,529						(35)		(999)	R 907		1,656					(5)			1,524
Dividends paid			(49)														(49)		(859)			(908)
Balance at end of year at Jun. 30, 2022			R 188,623		R 9,888		R 1,314		R 4		R 37,753			R 413			R 139,251		R 4,574			R 193,197